EVENTS AFTER THE REPORTING DATE (Details) - Seculert Ltd [Member] - Subsequent Event [Member] $ in Thousands	1 Months Ended
Jan. 31, 2017 USD ($)
Subsequent Event [Line Items]
Cash Consideration	$ 10,000
Contingent payment	$ 10,000